Land use right, net (Tables)	12 Months Ended
Dec. 31, 2024
Land use right, net
Schedule of land use right, net

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
Land use right	101,007	101,007	13,838
Less: Accumulated amortization	(10,478)	(12,540)	(1,718)
Net book value	90,529	88,467	12,120